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1933 Act Rule 485(a)(1)
1933 Act File No. 333-104218
1940 Act File No. 811-21328

March 1, 2013

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           SMA Relationship Trust (the “Trust”)
File Nos. 333-104218 and 811-21328

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 24/26 (the “Amendment”) to the Registration Statement of the Trust relating to the Trust’s Series S series of shares (the “Fund”).

The Amendment is being submitted to reflect the adoption of a “manager of managers” investment advisory structure on behalf of the Fund.  Shareholders of the Fund are scheduled to vote on the approval of (i) the "manager of managers" investment advising structure on behalf of the Fund and (ii) an amended Investment Advisory Agreement between UBS Global Asset Management (Americas) Inc. and the Trust, on behalf of the Fund, at a special meeting of the Fund's shareholders to be held on April 10, 2013.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund.

As noted on the facing sheet, the Amendment relates only to the Series S series of shares of the Registrant, and the Amendment does not affect the prospectus and statement of additional information of the Registrant’s other series of shares.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Jana L. Cresswell at (215) 564-8048.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.

Philadelphia, PA ● Malvern, PA ● Harrisburg, PA ● Wilmington, DE ● Cherry Hill, NJ ● Washington, DC

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